INVESTMENTS	12 Months Ended
Dec. 31, 2025
REPUBLIC BANCORP INC. 401(K) RETIREMENT PLAN
INVESTMENTS
INVESTMENTS

NOTE 4 – INVESTMENTS

Empower Trust Company, LLC, an affiliate of Empower Retirement, LLC (“Empower”), served as the Plan’s Custodian and Trustee for the years ended December 31, 2025 and 2024. The Custodian of the Plan held investment assets and executed transactions therein.